Revenue (Tables)	6 Months Ended
Jun. 30, 2020
Revenue.
Schedule of Revenue

	For the three months ended		For the six months ended
	June 30,		June 30,
	2020	2019	2020	2019
Commodity
Gold(1)	$136.6	$105.9	$303.6	$219.9
Silver	20.2	16.6	42.3	36.6
Platinum-group metals(1)	21.4	14.7	44.0	33.8
Other mining commodities	2.6	5.7	4.9	11.6
Mining	$180.8	$142.9	$394.8	$301.9
Energy	14.6	27.6	41.1	48.4
	$195.4	$170.5	$435.9	$350.3
Geography
Latin America	$80.4	$60.9	$198.0	$135.9
United States	44.7	36.0	89.7	68.9
Canada(1)	35.7	39.7	82.1	78.5
Rest of World	34.6	33.9	66.1	67.0
	$195.4	$170.5	$435.9	$350.3
Type
Revenue-based royalties	$65.1	$56.4	$133.5	$112.8
Streams(1)	112.6	88.1	263.4	192.8
Profit-based royalties	14.1	17.3	30.3	26.9
Other	3.6	8.7	8.7	17.8
	$195.4	$170.5	$435.9	$350.3

Includes revenue of $0.0 million and $0.1 million of provisional pricing adjustments for gold and platinum-group metals, respectively for the three months ended June 30, 2020 (Q2/2019–$0.3 million and $0.8 million, respectively). For the six months ended June 30, 2020, includes revenue of $0.2 million and $3.2 million of gold and platinum-group metals, respectively. (H1/2019 – nil and $3.4 million, respectively).